SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.     SHARE-BASED COMPENSATION

Share incentive plan

In September 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”),  In July 2017, the Company adopted the 2017 Share Incentive Plan (the “2017 Plan”), In June 2020, the Company adopted the 2020 Share Incentive Plan (the “2020 Plan”) which permits the grant of three types of awards: options, restricted shares and restricted share units (“RSUs”). Persons eligible to participate in the 2015 Plan,  the 2017 Plan and 2020 Plan include employees (including part-time employees) and the directors of the Company or any of affiliates, which include CreditEase, its subsidiaries and any entities in which CreditEase or a subsidiary of the Company holds a substantial ownership interest. According to the resolutions of the Board and the shareholders of the Company in July 2017, the 2015 Plan was amended. Under the amended 2015 plan, the maximum ordinary shares available for issuance were decreased to 3,939,100. Under the 2017 Plan, the maximum of 6,060,900 ordinary shares were reserved for issuance. Under the 2020 Plan, the maximum of 18,560,000 ordinary shares were reserved for issuance.

The Company approved six grants of RSUs to directors and employees of the Group and CreditEase and its consolidated subsidiaries and VIEs. On July 1, 2016, 4,034,100 RSUs were granted under the 2015 Plan. On July 1, 2017, 2018 and 2019,  3,744,782,  2,488,540 and 43,386 RSUs were granted under the 2017 Plan, respectively. Approximately 59.9%,  34.1%,  31.9% and 20.0% of the share awards were immediately vested and the rest is expected to be vested in various days up to four and five years, respectively. The grant date fair value of the awards was US$7.25,  US$12.50,  US$10.61 and US$6.92 per ordinary share, which was determined based on the closing price of the Company’s ADSs on The NewYork Stock Exchange on July 1, 2016, 2017, 2018 and 2019, respectively. On June 30 and December 31, 2020, 2,592,140 and 143,560 RSUs were granted under the 2020 Plan, and expected to be vested in various days up to three years, respectively. The grant date fair value of the awards is US$2.07 and US$1.67, which was determined based on the closing price of the Company's ADSs on The NewYork Stock Exchange on June 30 and December 31, 2020.

Out of all the RSUs granted, 1,298,000 RSUs were granted to directors and employees of the Group under the 2015 Plan on July 1, 2016, 2,816,702, 1,600,540 and 43,386 RSUs under the 2017 Plan on July 1,2017, 2018 and 2019, respectively. 2,089,724 and 139,912 RSU were granted under the 2020 Plan on June 30 and December 31, 2020 respectively. The awards granted to the employees of the Group are recognized as share-based compensation expenses, and measured based on the fair value as of the grant date. The Company recognized compensation expenses in general and administrative expense of RMB119,998, RMB43,941 and RMB14,173 for the years ended December 31, 2018, 2019 and 2020, respectively.

The remaining 2,736,100 RSUs were granted to employees of CreditEase and its consolidated subsidiaries and VIEs under the 2015 Plan on July 1, 2016, 928,080 and 888,000 RSUs under the 2017 Plan on July 1, 2017, and 2018, respectively. Additionally, 502,416 and 3,648 RSUs were granted under the 2020 Plan on June 30 and December 31, 2020 respectively. The awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs were recognized as deemed dividend from the Company to CreditEase as the employees of CreditEase do not provide services directly related to the Company. The awards are measured based on the fair value as of the grant date. The amount recognized as deemed dividend were RMB50,117, RMB15,497 and RMB5,312 for the years ended December 31, 2018 ,2019 and 2020 respectively.

The total fair value of RSUs vested for the years ended on December 31, 2018,2019 and 2020 were RMB125,477, RMB88,446 and RMB66,797 respectively.

RSUs

A summary of RSUs activities for the year ended December 31 2020 is as follows:

		Weighted-Average
		Grant-Date
	Number of RSUs	Fair Value
		US$
Outstanding as of December 31, 2019	1,918,446	10.96
Granted	2,735,700	2.04
Vested	(1,237,196)	7.82
Forfeited	(807,006)	7.07
Outstanding as of December 31, 2020	2,609,944	4.31

As of December 31, 2020, unrecognized compensation cost related to unvested awards granted to employees of the Group, adjusted for estimated forfeitures, was RMB18,763. This cost is expected to be recognized over 2  years on an accelerated basis.

As of December 31, 2020, unrecognized deemed dividend related to unvested awards granted to employees of CreditEase and its consolidated subsidiaries and VIEs, adjusted for estimated forfeitures, was RMB5,462. Such deemed dividend will be recorded over 2 years on an accelerated basis.